UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive,

Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 5/31

Date of reporting period: 2/28/18

Item 1. Schedule of Investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.44%

Aerospace & Defense — 7.59%
Northrop Grumman Corporation	2,000	$700,080
Raytheon Company	4,000	870,040
United Technologies Corporation	6,000	808,440

		2,378,560

Banks — 6.50%
Citigroup, Inc.	14,000	1,056,860
JPMorgan Chase & Company	8,500	981,750

		2,038,610

Chemicals — 5.02%
Ecolab, Inc.	5,000	652,250
Mosaic Company (The)	35,000	921,200

		1,573,450

Communications Equipment — 2.57%
Cisco Systems, Inc.	18,000	806,040

Consumer Finance — 2.18%
American Express Company	7,000	682,570

Electronic Equipment, Instruments & Components — 4.89%
Amphenol Corporation, Class A	9,000	822,510
Dolby Laboratories, Inc., Class A	11,000	710,050

		1,532,560

Energy Equipment & Services — 1.67%
Schlumberger Ltd.	8,000	525,120

Food & Staples Retailing — 3.04%
Costco Wholesale Corporation	5,000	954,500

Food Products — 2.80%
Mondelez International, Inc., Class A	20,000	878,000

Health Care Equipment & Supplies — 5.73%
Abbott Laboratories	12,000	723,960
Danaher Corporation	11,000	1,075,580

		1,799,540

Hotels, Restaurants & Leisure — 2.56%
Starbucks Corporation	14,000	799,400

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

February 28, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.44% - continued

Insurance — 3.39%
Chubb Ltd.	7,500	$1,064,400

Internet & Direct Marketing Retail — 2.41%
Amazon.com, Inc.(a)	500	756,225

Internet Software & Services — 4.74%
Alphabet, Inc., Class A(a)	700	772,744
Facebook, Inc., Class A(a)	4,000	713,280

		1,486,024

IT Services — 2.21%
Automatic Data Processing, Inc.	6,000	691,920

Life Sciences Tools & Services — 5.52%
IQVIA Holdings, Inc.(a)	7,000	688,310
Thermo Fisher Scientific, Inc.	5,000	1,042,900

		1,731,210

Machinery — 5.97%
Caterpillar, Inc.	3,500	541,205
Deere & Company	3,500	563,045
Fortive Corporation	10,000	768,000

		1,872,250

Media — 2.30%
Walt Disney Company (The)	7,000	722,120

Oil, Gas & Consumable Fuels — 5.10%
Apache Corporation	18,000	614,700
Cabot Oil & Gas Corporation	25,000	604,000
Exxon Mobil Corporation	5,000	378,700

		1,597,400

Pharmaceuticals — 5.17%
Johnson & Johnson	5,000	649,400
Zoetis, Inc.	12,000	970,320

		1,619,720

Semiconductors & Semiconductor Equipment — 2.51%
Intel Corporation	16,000	788,640

Software — 8.41%
Adobe Systems, Inc.(a)	4,500	941,085
Microsoft Corporation	10,000	937,700

See accompanying notes which are an integral part of this schedule of investments.

BFS EQUITY FUND

SCHEDULE OF INVESTMENTS - continued

February 28, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.44% - continued
Software — 8.41% - continued
Oracle Corporation	15,000	$760,050

		2,638,835

Specialty Retail — 2.03%
Home Depot, Inc. (The)	3,500	637,945

Technology Hardware, Storage & Peripherals — 1.99%
Apple, Inc.	3,500	623,420

Textiles, Apparel & Luxury Goods — 2.14%
NIKE, Inc., Class B	10,000	670,300

Total Common Stocks (Cost $22,045,015)		30,868,759

MONEY MARKET FUNDS - 1.71%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.30%(b)	537,426	537,426

Total Money Market Funds (Cost $537,426)		537,426

Total Investments — 100.15% (Cost $22,582,441)		31,406,185

Liabilities in Excess of Other Assets — (0.15)%		(48,263)

NET ASSETS — 100.00%		$31,357,922

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2018.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 28, 2018, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Tax Cost of Securities	$22,600,981

Gross Unrealized Appreciation	$9,112,197
Gross Unrealized Depreciation	(306,993)

Net Unrealized Appreciation	$8,805,204

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

BFS Equity Fund

Notes to the Schedule of Investments

February 28, 2018

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

BFS Equity Fund

Notes to the Schedule of Investments - continued

February 28, 2018

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at net asset value (“NAV”) provided by the pricing service of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, Bradley, Foster & Sargent, Inc. (the, “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$30,868,759	$—	$—	$30,868,759
Money Market Funds	537,426	—	—	537,426

Total	$31,406,185	$—	$—	$31,406,185

(a)	Refer to Schedule of Investments for industry classifications.

Fund did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of February 28, 2018 based on input levels assigned at May 31, 2017.

LS OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - LONG - DOMESTIC — 79.92%

Consumer Discretionary — 3.29%
Home Depot, Inc. (The)(a)	2,120	$386,412
Hyatt Hotels Corporation, Class A(a) (b)	2,500	193,175
Lowe’s Companies, Inc.(a)	7,900	707,761

		1,287,348

Consumer Staples — 6.19%
Church & Dwight Company, Inc.(a)	11,900	585,361
Coca-Cola Company (The)(a)	10,000	432,200
Colgate-Palmolive Company(a)	8,600	593,142
Mondelez International, Inc., Class A(a)	18,400	807,761

		2,418,464

Energy — 1.74%
Hess Corporation(a)	3,000	136,260
Noble Energy, Inc.(a)	11,100	331,113
Schlumberger Ltd.	3,200	210,048

		677,421

Financials — 48.52%
Aflac, Inc.(a)	9,200	817,696
Associated Banc-Corporation	12,700	313,690
Beneficial Bancorp, Inc.(a)	22,700	340,500
Berkshire Hathaway, Inc., Class B(a) (b)	12,950	2,683,240
Brown & Brown, Inc.(a)	21,700	1,142,288
Central Pacific Financial Corporation(a)	10,000	278,700
Cincinnati Financial Corporation	6,500	484,835
Citigroup, Inc.(a)	7,500	566,175
Federated Investors, Inc., Class B(a)	18,500	602,730
Hanover Insurance Group, Inc. (The)(a)	4,100	442,431
Hartford Financial Services Group, Inc. (The)(a)	13,900	734,615
Invesco Ltd.(a)	14,900	484,846
Kearny Financial Corporation	14,700	191,100
KeyCorp(a)	43,800	925,494
Leucadia National Corporation(a)	25,100	602,149
Marsh & McLennan Companies, Inc.(a)	7,100	589,442
Opus Bank	12,000	336,600
Oritani Financial Corporation	7,700	120,120
PJT Partners, Inc., Class A(a)	8,500	406,385
PNC Financial Services Group, Inc. (The)(a)	11,830	1,865,118
Primerica, Inc.(a)	5,700	555,750
Progressive Corporation (The)(a)	12,400	713,992
Selective Insurance Group, Inc.(a)	5,700	324,045

See accompanying notes which are an integral part of this schedule of investments.

SunTrust Banks, Inc.	1,700	118,728
T. Rowe Price Group, Inc.(a)	11,600	1,298,040
Torchmark Corporation(a)	7,300	623,201
U.S. Bancorp(a)	15,100	820,836
Union Bankshares Corporation	5,600	209,328
Unum Group	7,100	361,816

		18,953,890

Health Care — 5.16%
Abbott Laboratories(a)	7,400	446,442
Invacare Corporation(a)	6,500	111,800
Johnson & Johnson(a)	4,440	576,667
Merck & Company, Inc.	9,700	525,934
Patterson Companies, Inc.(a)	11,200	353,696

		2,014,539

Industrials — 5.41%
CIRCOR International, Inc.(a)	5,200	244,400
Eaton Corporation plc(a)	6,500	524,550
General Dynamics Corporation(a)	2,550	567,248
Kirby Corporation(a) (b)	3,700	277,500
United Technologies Corporation(a)	3,690	497,191

		2,110,889

Information Technology — 9.20%
eBay, Inc.(a) (b)	5,100	218,586
FLIR Systems, Inc.(a)	11,700	574,470
Microsoft Corporation(a)	14,100	1,322,157
Paychex, Inc.(a)	5,100	332,163
PayPal Holdings, Inc.(a) (b)	4,100	325,581
Science Applications International Corporation(a)	5,700	412,623
VeriSign, Inc.(a) (b)	1,880	218,118
Xilinx, Inc.(a)	2,700	192,375

		3,596,073

Real Estate — 0.41%
Cousins Properties, Inc.(a)	19,023	158,652

Total Common Stocks - Long - Domestic (Cost $24,494,375)		31,217,276

COMMON STOCKS - LONG - INTERNATIONAL — 15.76%
Consumer Staples — 2.70%
Carlsberg A/S, Series B	2,025	248,846
Nestlé S.A.	10,100	804,537

		1,053,383

See accompanying notes which are an integral part of this schedule of investments.

Energy — 1.94%
Imperial Oil Ltd.(b)				6,200	167,834
Suncor Energy, Inc.(a)				18,000	592,560

					760,394

Financials — 8.02%
Arch Capital Group Ltd.(a) (b)				7,000	617,680
Hiscox Ltd.				21,175	405,837
Lancashire Holdings Ltd.				54,600	421,290
RenaissanceRe Holdings Ltd.(a)				8,550	1,096,794
Validus Holdings Ltd.(a)				8,700	588,468

					3,130,069

Health Care — 2.43%
GlaxoSmithKline PLC - ADR				7,900	286,849
Medtronic plc				4,800	383,472
Roche Holdings AG				1,210	280,782

					951,103

Materials — 0.67%
Agnico Eagle Mines Ltd.(a)				6,900	262,821

Total Common Stocks - Long - International (Cost $5,775,981)					6,157,770

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED — 0.14%
American International Group(b)	103	$590,602	$60.00	January 2020	$56,650

	Total Call Options Purchased (Cost $72,397)				56,650

MONEY MARKET FUNDS - 1.64%

				Shares
Invesco Short-Term Investments Trust Treasury Portfolio, Institutional Class, 1.29%(c)				641,083	641,083

Total Money Market Funds (Cost $641,083)					641,083

Total Investments — 97.46% (Cost $30,983,836)					38,072,779

Other Assets in Excess of Liabilities — 2.54%					999,818

NET ASSETS — 100.00%					$39,072,597

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on February 28, 2018, was $25,154,399.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2018.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of this schedule of investments.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

LS OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

February 28, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks - Short - Domestic - (19.06)%
Consumer Discretionary - (0.79)%
Bloomin’ Brands, Inc.	(13,400)	$(309,406)

Consumer Staples - (6.63)%
Clorox Company (The)	(2,300)	(296,884)
Constellation Brands, Inc., Class A	(670)	(144,372)
Kellogg Company	(3,700)	(244,940)
Kimberly-Clark Corporation	(3,410)	(378,237)
Molson Coors Brewing Company, Class B	(5,400)	(411,750)
Procter & Gamble Company (The)	(4,780)	(375,326)
Sysco Corporation	(6,200)	(369,830)
Wal-Mart Stores, Inc.	(4,100)	(369,041)

		(2,590,380)

Financials - (9.88)%
Affiliated Managers Group, Inc.	(2,000)	(378,720)
Alleghany Corporation(a)	(900)	(545,535)
Ameriprise Financial, Inc.	(3,640)	(569,442)
AmTrust Financial Services, Inc.	(10,000)	(119,700)
Community Bank System, Inc.	(5,100)	(271,881)
CVB Financial Corporation	(2,400)	(55,200)
Glacier Bancorp, Inc.	(4,100)	(159,490)
Great Western Bancorp, Inc.	(4,200)	(171,738)
Horace Mann Educators Corporation	(5,600)	(230,440)
Legg Mason, Inc.	(10,100)	(403,091)
Markel Corporation(a)	(315)	(350,280)
Pacific Premier Bancorp, Inc.(a)	(1,800)	(75,690)
Prudential Financial, Inc.	(3,500)	(372,120)
Trustmark Corporation	(4,900)	(153,076)

		(3,856,403)

Industrials - (1.76)%
Lockheed Martin Corporation	(1,270)	(447,599)
Union Pacific Corporation	(1,830)	(238,358)

		(685,957)

TOTAL COMMON STOCKS - SHORT - DOMESTIC (Proceeds Received $6,869,109)		$(7,442,146)

Common Stocks - Short - International - (9.68)%
Financials - (9.68)%
Canadian Imperial Bank of Commerce	(3,700)	(337,625)
Chubb Ltd.	(2,688)	(381,481)
Comdirect Bank AG	(2,100)	(29,864)
Commonwealth Bank of Australia	(10,905)	(649,139)
Everest Re Group Ltd.	(2,100)	(504,504)
Intact Financial Corp.	(5,900)	(456,998)
Westpac Banking Corporation	(13,485)	(323,336)
Willis Towers Watson plc	(5,316)	(839,396)
XL Group Ltd.	(6,100)	(258,091)

TOTAL COMMON STOCKS - SHORT - INTERNATIONAL (Proceeds Received $3,406,757)		$(3,780,434)

	Shares	Fair Value
Exchange-Traded Funds - Short - (10.10)%
iShares Core S&P 500 ETF	(4,000)	$(1,093,360)
iShares U.S. Healthcare ETF	(5,825)	(1,034,112)
PowerShares QQQ Trust Series 1	(10,875)	(1,818,409)

TOTAL EXCHANGE-TRADED FUNDS - SHORT (Proceeds Received $3,947,866)		$(3,945,881)

TOTAL SECURITIES SOLD SHORT - (38.84)% (Proceeds Received $14,223,732)		$(15,168,461)

(a) Non-dividend expense producing security.

ETF Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments securities sold short.

At February 28, 2018, the cost and unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Unrealized appreciation	$7,918,907
Unrealized depreciation	(2,013,963)

Net unrealized appreciation	$5,904,944

Aggregate cost of securities for income tax purposes	$16,999,374

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

LS Opportunity Fund

Notes to the Schedule of Investments

February 28, 2018

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1(Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $15,963,657 as of February 28, 2018.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 28, 2018

(Unaudited)

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an owned underlying security (a “protective put”) as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing Options – The Fund may write covered call options on equity securities that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Forward Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities.

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 28, 2018

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price, except in the case of a security sold short, in which case the last ask price is utilized. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at net asset value (“NAV”). These securities are categorized as Level 1 securities.

Call and put options purchased in which the Fund invests in are generally traded on an exchange and are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities unless the market is considered inactive. In the absence of a last bid price they will generally be categorized as Level 2 securities.

Derivative instruments in which the Fund invests in are valued by a pricing service based on the prevailing banking rates and are generally categorized as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 28, 2018

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks Domestic*	$31,217,276	$—	$—	$31,217,276
Common Stocks International*	6,157,770	—	—	6,157,770
Options Purchased	56,650	—	—	56,650
Money Market Funds	641,083	—	—	641,083

Total	$38,072,779	$—	$—	$38,072,779

*	Please refer to the Schedule of Investments for sector classifications.

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Domestic*	$(7,442,146)	$—	$—	$(7,442,146)
Common Stocks International*	(3,780,434)		—	(3,780,434)
Exchange-Traded Funds	(3,945,881)	—	—	(3,945,881)

Total	$(15,168,461)	$—	$—	$(15,168,461)

*	Please refer to the Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of February 28, 2018 based on input levels assigned at May 31, 2017.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	4/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Adam T. Kornegay
Adam T. Kornegay, President and Principal Executive Officer

Date	4/24/2018

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	4/24/2018